UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23134

NorthStar Real Estate Capital Income Master Fund

(Exact name of registrant as specified in charter)

399 Park Avenue, 18th Floor
New York, New York	10022
(Address of principal executive offices)	(Zip code)

Daniel R. Gilbert

Chief Executive Officer and President

NorthStar Real Estate Capital Income Master Fund

399 Park Avenue, 18th Floor

New York, New York 10022

(Name and address of agent for service)

Copy to:

Sandra Matrick Forman, Esq.

Colony NorthStar, Inc.

399 Park Avenue, 18th Floor

New York, NY 10022

Registrant’s telephone number, including area code: (212) 547-2600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

The semi-annual report (the “Semi-Annual Report”) of NorthStar Real Estate Capital Income Master Fund (the “Master Fund”) for the six months ended June 30, 2017 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

NORTHSTAR REAL ESTATE CAPITAL INCOME 2017 Semi-Annual Report NorthStar Real Estate Capital Income Master Fund For the six months ended June 30, 2017

Table of Contents

NorthStar Real Estate Capital Income Master Fund

Semi-Annual Report for the Six Months Ended June 30, 2017

NorthStar Real Estate Capital Income Master Fund

Unaudited Schedule of Investments

As of June 30, 2017

Security	Rate	Maturity Date	Face Amount	Amortized Cost (a)	Amortized Cost as a % of Face Amount	Fair Value
Commercial Mortgage-Backed Securities ("CMBS") — 122.8%
Bank of America Commercial Mortgage Trust 2015, Series 2015-UBS 7, Class D	3.17%	9/15/2048	$2,645,000	$2,159,395	81.6%	$2,118,702	(b)
Bank of America Commercial Mortgage Trust Series 2016-UB10, Class D	3.00%	7/15/2049	80,000	59,198	74.0%	60,856	(b)
Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class D	3.25%	2/15/2050	40,000	32,370	80.9%	32,530	(b)
CD Commercial Mortgage Trust, Series 2017-CD3, Class D	3.25%	2/10/2050	6,030,000	5,077,104	84.2%	4,950,466	(b)
COMM Mortgage Trust, Series UBS5, Class D	3.50%	9/10/2047	3,000,000	2,277,337	75.9%	2,276,157	(b)
Deutsche Bank Commercial Mortgage Trust, Series M 2016-C1, Class D	3.50%	5/10/2049	116,000	95,609	82.4%	94,576	(b)
Deutsche Bank Commercial Mortgage Trust, Series M 2016-C1, Class E	3.25%	5/10/2049	180,000	112,736	62.6%	116,666	(b)
GS Mortgage Securities Trust, Series 2017-GS5, Class D	3.51%	3/10/2050	4,500,000	3,830,085	85.1%	3,773,798	(b)
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class D	3.40%	3/15/2050	150,000	126,339	84.2%	121,771	(b)
Total CMBS (Amortized Cost - $13,770,173)						13,545,522

Real Estate Investment Trust ("REIT") — 0.0%
NS Capital Income Master Fund REIT, Inc. (c) (Cost - $100)(a)						-

TOTAL INVESTMENTS — 122.8%						$13,545,522
OTHER ASSETS AND LIABILITES- NET — (22.8%)						(2,514,795)
NET ASSETS — 100.0%						$11,030,727

(a)	Also represents cost for federal income tax purposes.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to a qualified institutional buyer.
(c)	At June 30, 2017, the Master Fund owned more than 25% of the voting securities of NorthStar Capital Income Master Fund REIT, Inc. (the “REIT Subsidiary”), thereby making the REIT Subsidiary a controlled affiliate, as defined by the 1940 Act, of the Master Fund. As of June 30, 2017, the REIT Subsidiary owned by the Master Fund (including investments in controlled affiliates) had no value.

Refer to notes to accompanying financial statements.

1

NorthStar Real Estate Capital Income Master Fund

 Unaudited Statement of Assets and Liabilities

As of
June 30, 2017
Assets
Cash and cash equivalents	$109,025
Unaffiliated investments, at fair value (Amortized cost $13,770,173)	13,545,522
Affiliated investment, at fair value (Cost $100)	-
Interest receivable	40,426
Total assets	13,694,973

Liabilities
Payable for investments purchased	2,255,003
Administrative services expenses payable	193,892
Accounting and administrative fee payable	72,040
Professional fees payable	69,783
Distributions payable	46,518
Management fee payable	10,756
Other liabilities and accrued expenses	16,254
Total liabilities	2,664,246
Net assets	$11,030,727

Commitments and contingencies (Note 10)

Composition of net assets
Common shares, $0.001 par value per share, unlimited shares authorized, 1,895,063 shares issued and outstanding	$1,895
Paid-in-capital in excess of par value	12,056,420
Accumulated net investment loss	(802,837)
Net unrealized depreciation on investments	(224,751)
Net assets	$11,030,727

Net asset value per common share, at period end	$5.82

Refer to notes to accompanying financial statements.

2

 NorthStar Real Estate Capital Income Master Fund

 Unaudited Statement of Operations

For the
Six Months Ended
June 30, 2017
Investment income
Interest income	$35,476
Total investment income	35,476

Operating expenses
Administrative services expenses	138,094
Trustees' fees	129,500
Accounting and administrative fees	124,315
Professional fees	76,169
Management fees	10,756
Other expenses	13,431
Total expenses	492,265
Net investment loss	(456,789)

Unrealized loss
Net change in unrealized depreciation on investments	(224,651)
Total net unrealized depreciation on investments	(224,651)
Net decrease in net assets resulting from operations	$(681,440)

Refer to notes to accompanying financial statements.

3

NorthStar Real Estate Capital Income Master Fund

Statements of Changes in Net Assets

	For the	For the period from
	Six Months Ended	May 6, 2016*
	June 30, 2017	through
	(Unaudited)	December 31, 2016
Operations:
Net investment loss	$(456,789)	$(346,048)
Net change in unrealized depreciation on investments	(224,651)	(100)
Net decrease in net assets resulting from operations	(681,440)	(346,148)

Shareholder distributions
Distributions to shareholders	(46,518)	-
Net decrease in net assets resulting from shareholder distributions	(46,518)	-

Capital transactions
Issuance of common shares (Note 3)	10,105,085	2,000,100
Offering costs	(352)	-
Net increase in net assets resulting from capital transactions	10,104,733	2,000,100

Total increase in net assets	9,376,775	1,653,952
Net assets at beginning of period	1,653,952	-
Net assets at end of period	$11,030,727	$1,653,952
Accumulated net investment loss	$(802,837)	$(346,048)

*	Commencement of operations

Refer to notes to accompanying financial statements.

4

NorthStar Real Estate Capital Income Master Fund

Unaudited Statement of Cash Flows

For the
Six Months Ended
June 30, 2017
Cash flows from operating activities
Net decrease in net assets resulting from operations	$(681,440)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	(13,763,445)
Accretion of discount	(6,728)
Net change in unrealized depreciation on investments	224,651

(Increase) decrease in operating assets and liabilities:
Interest receivable	(40,426)
Payable for investments purchased	2,255,003
Administrative services expenses payable	138,094
Accounting and administrative fees payable	72,040
Management fee payable	10,756
Professional fees payable	6,169
Other liabilities and accrued expenses	8,093
Net cash provided by (used in) operating activities	(11,777,233)

Cash flows from financing activities
Issuance of common shares (Note 3)	10,104,733
Net cash provided by (used in) financing activities	10,104,733
Net increase (decrease) in cash	(1,672,500)
Cash, beginning of period	1,781,525
Cash, end of period	$109,025

Refer to notes to accompanying financial statements.

5

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

1.	Business and Organization

NorthStar Real Estate Capital Income Master Fund (the “Master Fund”) was organized as a Delaware statutory trust on October 2, 2015. The Master Fund’s primary investment objectives are to generate attractive and consistent income through cash distributions and preserve and protect shareholders’ capital, with a secondary objective of capital appreciation.

The Master Fund commenced operations on May 6, 2016, when the registration statements of NorthStar Real Estate Capital Income Fund (the “RE Capital Fund”) and NorthStar Real Estate Capital Income Fund-T (“RE Capital Fund-T”) (collectively, the “Trusts”), whose principal investment strategy is identical to the Master Fund, were declared effective by the Securities and Exchange Commission (the “SEC”).

The Master Fund is externally managed by CNI RECF Advisors, LLC (the “Advisor”), a Delaware limited liability company, which is a registered investment adviser under the Investment Advisers Act of 1940, as amended, (the “Advisers Act”). Prior to January 11, 2017, the Master Fund was externally managed by an affiliate of NorthStar Asset Management Group Inc. (NYSE: NSAM) (“NSAM”). Effective January 10, 2017, NSAM completed its previously announced merger (the “Merger”) with Colony Capital, Inc. (“Colony”) and NorthStar Realty Finance Group (“NorthStar Realty”) to create Colony NorthStar, Inc. (“Colony NorthStar”). As a result of the merger, Colony NorthStar became an internally-managed equity real estate investment trust (“REIT”), with a diversified real estate and investment management platform and publicly-traded on the NYSE under the ticker symbol “CLNS.” Colony NorthStar manages capital on behalf of its stockholders, as well as institutional and retail investors in private funds, non-traded and traded REITS and registered investment companies. In addition, following the Merger, the Advisor (formerly NSAM B-RECF Ltd., an affiliate of NSAM), became a subsidiary of Colony NorthStar.

Pursuant to an advisory agreement (the “Master Fund Advisory Agreement”), the Advisor oversees the management of the Master Fund’s activities, including investment strategies, investment goals, asset allocation, asset management, leverage limitations, reporting requirements and other guidelines in addition to the general monitoring of the Master Fund’s portfolios, subject to the oversight of the Master Fund’s Board of trustees (the “Board”). The Advisor also provides certain other administrative services, including marketing, investor relations and certain accounting services and maintenance of certain books and records on behalf of the Master Fund. The Advisor also furnishes the Master Fund with office facilities and equipment and provides clerical services to the Master Fund. In addition, the Advisor performs the calculation and publication of the Master Fund’s net asset value (“NAV”), and oversees the preparation and filing of the Master Fund’s tax returns, the payment of the Master Fund’s expenses and the performance oversight of various third party service providers.

The Master Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that intends to file its federal income tax return as a regular corporation for U.S. federal income tax purposes, or a so-called Subchapter C corporation for the taxable period ending December 31, 2017. The Master Fund intends to elect to be treated, and intends to qualify annually thereafter, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) beginning with the taxable year ending December 31, 2018. Refer to Note 2, “Summary of Significant Accounting Policies- Income Taxes” for further details.

On January 9, 2017, the Master Fund and the Trusts entered into an administration agreement (the “Administration Agreement”) with ALPS Fund Services, Inc. (“ALPS” or the “Administrator”). ALPS, and/or its affiliates are responsible for, but not limited to, (i) maintaining financial books and records of the Master Fund and Trusts, (ii) providing administration services, and (iii) performing other accounting and clerical services as necessary in connection with the administration of the Master Fund and the Trusts.

6

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

2.	Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited financial statements of the Master Fund have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, the accompanying unaudited financial statements do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair statement have been included. Operating results for the six months ended June 30, 2017 are not necessarily indicative of the results that may be expected for the year ending December 31, 2017. The Master Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

Use of Estimates

The preparation of the Master Fund’s unaudited financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that could affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

Cash and cash equivalents

As of June 30, 2017, cash represents cash held in custody at MUFG Union Bank, N.A. in a bank deposit account that, at times, may exceed federally insured limits.

Valuation of Portfolio Investments

The Master Fund determines the fair value of its investment portfolio as of the close of each regular trading session of the NYSE. The Master Fund will calculate the NAV of its common shares of beneficial interest, by subtracting total liabilities (including accrued expenses or distributions) from the total assets of the Master Fund (the value of securities, plus cash or other assets, including interest and distributions accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Master Fund. The Master Fund’s assets and liabilities are valued in accordance with the principles set forth below.

The Board has approved the Master Fund’s Valuation Policies and Procedures (the “Valuation Policies and Procedures”) as amended from time to time, and the formation of a valuation committee (the “Valuation Committee”) that consists of personnel from the Advisor whose membership on the Valuation Committee was approved by the Board. The Valuation Committee values the Master Fund’s assets in good faith pursuant to the Valuation Policies and Procedures and applies a consistent valuation process, which was developed and approved by the Board. Portfolio securities and other assets for which market quotes are readily available will be valued at market value as provided by an independent pricing source. In circumstances where market quotes are not readily available, the Board has adopted the Valuation Policies and Procedures for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Valuation Committee. On a quarterly basis, the audit committee of the Board reviews the valuation determination made with respect to the Master Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Master Fund’s Valuation Policies and Procedures. The Board reviews and ratifies such value determinations.

7

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

ASC Topic 820, Fair Value Measurements and Disclosure, (“ASC Topic 820”), issued by the FASB clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Refer to Note 5, “Investment Portfolio” for further discussion on fair value measurement. In accordance with ASC Topic 820, when determining the fair value of an asset or liability, the Valuation Committee seeks to determine the price that would be received from the sale of the asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value determinations are based upon all available inputs that the Valuation Committee deems relevant, which may include indicative dealer quotes, independent third party pricing vendors, values of like securities, recent portfolio company financial statements and forecasts, and valuations prepared by third party valuation services. However, determination of fair value involves subjective judgments and estimates. Accordingly, the notes to the Master Fund’s financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Master Fund’s financial statements.

As the Master Fund raises and invests additional capital, it expects that the portfolio will primarily consist of investments that are not actively traded in the market and for which quotation may not be available. For purposes of calculating NAV, the Valuation Committee will use the following valuation methods:

Investments where a market price is readily available:

Generally, the value of any equity interests in public companies for which market quotations are readily available will be based upon the most recent closing public market price. Securities that carry certain restrictions on sale will typically be valued at a discount from the market value of the security. Loans or investments traded over the counter and not listed on an exchange are valued at a price obtained from third-party pricing services, including, where appropriate, multiple broker dealers, as determined by the Valuation Committee.

Investments where a market price is not readily available:

For investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Master Fund will value such investments at fair value as determined in good faith by the Board, with assistance from the Valuation Committee, in accordance with the Master Fund’s Valuation Policies and Procedures.

In making its determination of fair value, the Valuation Committee may retain and rely upon valuations obtained from independent valuation firms; provided that the Valuation Committee shall not be required to determine fair value in accordance with the valuation provided by any single source, and the Valuation Committee shall retain the discretion to use any relevant data, including information obtained from any independent third-party valuation or pricing service, that the Valuation Committee deems to be reliable in determining fair value under the circumstances.

Revenue Recognition

Security transactions are accounted for on their trade date. For commercial real estate (“CRE”) related debt investments, including first mortgage loans, subordinate mortgage and mezzanine loans, participations in such loans and interest income on such investments is recognized on an accrual basis and any related premium, discount, origination costs and fees are amortized over the life of the investment using the effective interest method. The amortization is reflected as an adjustment to interest income in the statement of operations. For CRE related securities which include commercial mortgage-back securities (“CMBS”), unsecured debt of publicly-traded REITs, interest income on such investments is recognized using the effective interest method with any premium or discount amortized or accreted through earnings based on expected cash flow through the expected maturity date of the security. Changes to expected cash flow may result in a change to the yield which is then applied retrospectively for high-credit quality securities that cannot be prepaid or otherwise settled in such a way that the holder would not recover substantially all of the investment or prospectively for all other securities to recognize interest income. The Master Fund will record dividend income on the ex-dividend date. The Master Fund will not accrue interest or dividends on loans and securities as a receivable if there is reason to doubt the collectability of such income.

8

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

Loan origination fees, original issue discount, and market discount (premium) will be capitalized and such amounts will be accreted (amortized) as interest income (expense) over the respective term of the loan or security. Upon the prepayment of a loan or security, any unamortized loan origination fees and original issuance discount will be recorded as interest income. The Master Fund will record prepayment premiums on loans and securities as interest income when it receives such amounts.

Net Realized Gains or Losses and Net Change in Unrealized Appreciation or Depreciation

Gains or losses on the sale of investments will be calculated by using the specific identification method. The Master Fund will measure realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment including any unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period.

Organization and Offering Costs

Organization costs include, among other things, the cost of formation, including the cost of legal services and other fees pertaining to the Master Fund’s organization. Offering costs include, among other things, legal, accounting, printing and other costs pertaining to the preparation of the Master Fund’s Registration Statement on Form N-2 related to the offering of its common shares.

Pursuant to the Master Fund’s Advisory Agreement, the Advisor and its affiliates are entitled to receive reimbursement for costs each has paid on behalf of the Master Fund in connection with the offering. The Master Fund will be obligated to reimburse the Advisor and its affiliates, as applicable, for organization and offering costs (“O&O Costs”) to a limit of 1.0% of the aggregate proceeds from the offering, after the payment of selling commissions and dealer manager fees. The Master Fund estimates that the O&O Costs of the Master Fund will be de minimis as Master Fund shares are not being offered directly to the public. The Master Fund records O&O Costs each period based upon an allocation determined by the expectation of total O&O Costs to be reimbursed. The offering costs incurred directly by the Master Fund are accounted for as a deferred charge and are amortized over 12 months on a straight-line basis. Organization costs incurred directly by the Master Fund are expensed as incurred. As of June 30, 2017, the Advisor incurred approximately $0.4 million of O&O Costs on behalf of the Master Fund. For the six months ended June 30, 2017, approximately $10.1 million of gross proceeds were raised in connection with the offering and a de minimis amount of O&O Costs were allocated to the Master Fund.

Income Taxes

The Master Fund intends to elect to be treated for federal income tax purposes as a RIC under Subchapter M of the Code beginning with the taxable year ending December 31, 2018. To maintain qualification as a RIC, the Master Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to their respective shareholders, for each taxable year, at least 90% of its “investment company taxable income” and its net tax-exempt interest income. In general, a RIC’s “investment company taxable income” for any taxable year is its taxable income, determined without regard to net capital gains and with certain other adjustments. As a RIC, the Master Fund will not have to pay corporate-level federal income taxes on any income that it distributes to its shareholders. The Master Fund intends to distribute all or substantially all of their “investment company taxable income,” net tax-exempt interest income, if any, and net capital gains, if any, on an annual basis in order to maintain their RIC status each year and to avoid any federal income taxes on income. The Master Fund will also be subject to nondeductible federal excise taxes if it does not distribute at least 98.0% of net ordinary income, if any, and 98.2% of any capital gain net income, if any.

9

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

For the taxable period ending December 31, 2017, the Master Fund intends to file its federal income tax return as a regular corporation for U.S. federal income tax purposes, or a so-called Subchapter C-corporation. If applicable, the Master Fund will record any applicable income tax expense or benefit on its statement of operations or deferred tax assets and liabilities on its statement of assets and liabilities. Refer to Note 7, “Income Tax Information” for further details.

Uncertainty in Income Taxes

The Master Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. For the six months ended June 30, 2017, the Master Fund did not incur any interest or penalties.

Distributions

Distributions to the Master Fund’s shareholders are recorded as of the record date. On May 18, 2017, the Master Fund declared its initial daily distribution of $0.001643836, or an annualized rate of $0.60, per share. The distribution will be accrued daily and payable monthly for the months of June, July, August and September of 2017. Refer to Note 6, “Distributions” for further details. Distributions are payable on the first business day of the following month. From time to time, the Master Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any, and any other income, gains and dividends and other distributions not previously distributed.

3.	Share Transactions

Common shares of the Master Fund are issued solely to the Trusts in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of, and/or Regulation D under, the Securities Act of 1933, as amended. Below is a summary of the Master Fund’s transactions:

	Six Months Ended June 30, 2017		For the period from May 6, 2016* through December 31, 2016
Gross Proceeds from Issurance of Common Shares	Shares	Amount	Shares	Amount

NorthStar Real Estate Capital Income Fund	1,650,819	$9,955,085	-	$-
NorthStar Real Estate Capital Income Fund-T	22,011	150,000	-	-
Affiliate of Colony NorthStar	-	-	222,233	2,000,100
Total	1,672,830	$10,105,085	222,233	$2,000,100

*	Commencement of operations

The Master Fund will repurchase common shares held by the RE Capital Fund and RE Capital Fund-T to the extent necessary to accommodate repurchase requests under each Trust’s share repurchase program. During the six months ended June 30, 2017 and the period from May 6, 2016 (commencement of operations) through December 31, 2016, the Master Fund did not repurchase any of its common shares in connection with the Trusts’ share repurchase programs.

10

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

4.	Related Party Transactions

Management Fee

Pursuant to the Master Fund Advisory Agreement, and in consideration of the advisory services provided by the Advisor to the Master Fund, the Advisor is entitled to a fee consisting of two components — the management fee (“Management Fee”) and the incentive fee (“Incentive Fee”).

The Trusts will not incur a separate Management Fee or Incentive Fee under the Trusts’ advisory agreements for so long as the Trusts have a policy to invest all or substantially all of their net assets in the Master Fund, but the Trusts and shareholders will be indirectly subject to the Management Fee and Incentive Fee incurred by the Master Fund.

On February 23, 2017, the Board approved an amendment to the Master Fund Advisory Agreement for the calculation of the Management fee. The Management Fee is calculated and payable quarterly in arrears at the annual rate of 1.25% of the Master Fund’s average daily net assets. Prior to February 23, 2017, the Management Fee was calculated and payable quarterly in arrears at the annual rate of 2.0% of the Master Fund’s average gross assets, excluding cash and cash equivalents, at the end of the two most recently completed calendar quarters (and, in the case of the Master Fund’s first quarter, the gross assets excluding cash and cash equivalents of such quarter-end).

The Management Fee may or may not be taken in whole or in part at the discretion of the Advisor. All or any part of the Management Fee not taken as to any quarter will be deferred without interest and may be taken in any such other quarter as the Advisor may determine. The Management Fee for any partial quarter will be appropriately prorated. For the six months ended and as of June 30, 2017, management fees incurred and payable were $10,756.

Incentive Fee

On February 23, 2017, the Board approved an amendment to the Advisory Agreement for the calculation of the Incentive Fee. The Incentive Fee is calculated and payable quarterly in arrears based upon the Master Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter. The Incentive Fee will be subject to a quarterly fixed preferred return to investors, expressed as a rate of return on the Master Fund’s adjusted capital, at the beginning of the most recently completed calendar quarter, of 1.50%, subject to a “catch-up” feature.

As a result of the amendment, the calculation of the Incentive Fee for each quarter will be as follows:

•	No Incentive Fee will be payable in any calendar quarter in which the Master Fund’s pre-incentive fee net investment income does not exceed the quarterly hurdle rate of 1.50%;

•	100.0% of the Master Fund’s pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than or equal to 1.715% in any calendar quarter will be payable to the Advisor. This portion of the Master Fund’s pre-incentive fee net investment income which exceeds the quarterly hurdle rate but is less than or equal to 1.715% is referred to as the “catch-up.” The “catch-up” provision is intended to provide the Advisor with an incentive fee of 12.5% on all of the Master Fund’s pre-incentive fee net investment income when the Master Fund’s pre-incentive fee net investment income reaches 1.715% in any calendar quarter; and

•	12.5% of the Master Fund’s pre-incentive fee net investment income, if any, that exceeds 1.715% in any calendar quarter is payable to the Advisor once the quarterly hurdle rate is reached and the catch-up is achieved (12.5% of all the Master Fund’s pre-incentive fee net investment income thereafter is allocated to the Advisor).

For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Master Fund’s operating expenses for the quarter (including the Management Fee, expenses reimbursed to the Advisor under the Master Fund’s Advisory Agreement and any interest expense and distributions paid on any issued and outstanding preferred shares, but excluding the offering and organization expenses and the Incentive Fee). Pre-incentive fee net investment income will include, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with payment-in-kind (“PIK”) interest and zero coupon securities), accrued income that the Master Fund has not yet received in cash. Pre-incentive fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation.

11

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

“Adjusted capital” means the cumulative gross proceeds received by the Master Fund from the sale of Master Fund shares (including pursuant to the Master Fund’s distribution reinvestment plan), reduced by distributions to investors that represent a return of capital and amounts paid in connection with repurchases of Master Fund shares pursuant to the Master Fund’s share repurchase program.

Prior to February 23, 2017, the Incentive Fee was calculated and payable quarterly in arrears based upon the Master Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and was subject to a hurdle rate, measured quarterly and expressed as a rate of return on the Master Fund’s “adjusted capital” at the beginning of the most recently completed quarter, equal to 1.75% per quarter, subject to a “catch-up” feature. The calculation of the Incentive Fee prior to the amendment in February 2017 was as follows:

•	No Incentive Fee will be payable in any calendar quarter in which the Master Fund’s pre-incentive fee net investment income does not exceed the quarterly hurdle rate of 1.75%;

•	100.0% of the Master Fund’s pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than or equal to 2.1875% in any calendar quarter will be payable to the Advisor. This portion of the Master Fund’s pre-incentive fee net investment income which exceeds the quarterly hurdle rate but is less than or equal to 2.1875% is referred to as the “catch-up.” The “catch-up” provision is intended to provide the Advisor with an incentive fee of 20.0% on all of the Master Fund’s pre-incentive fee net investment income when the Master Fund’s pre-incentive fee net investment income reaches 2.1875% in any calendar quarter; and

•	20.0% of the Master Fund’s pre-incentive fee net investment income, if any, that exceeds 2.1875% in any calendar quarter is payable to the Advisor once the quarterly hurdle rate is reached and the catch-up is achieved (20.0% of all the Master Fund’s pre-incentive fee net investment income thereafter is allocated to the Advisor).

For the six months ended June 30, 2017, no incentive fee was incurred.

Reimbursement of Operating Expenses

The Advisor is to be reimbursed by the Master Fund, as applicable, for actual costs incurred in connection with providing administrative services to the Master Fund. Allocation of the cost of such services to the Master Fund may be based on objective factors such as total assets, revenues and/or time allocations. For the six months ended and as of June 30, 2017, the amount of administrative services expenses incurred and payable was $138,094 and $193,892, respectively.

Support Agreements

Pursuant to a distribution support agreement (the “Distribution Support Agreement”) between the Master Fund and an affiliate of Colony NorthStar, an affiliate of Colony NorthStar has agreed to purchase up to $10.0 million in Master Fund shares, at the current NAV per Master Fund share, of which $2.0 million was contributed to the Master Fund as seed capital investments. During any month when the Distribution Support Agreement is effective, if the cash distributions exceed the net investment income for such month (“Distribution Shortfall”), an affiliate of Colony NorthStar will purchase shares required in order to cover the Distribution Shortfall up to an amount equal to a 6.0% cumulative, non-compounded annual return on the Master Fund’s shareholders’ invested capital prorated for such month.

Effective July 1, 2017, pursuant to an expense support agreement (the “Expense Support Agreement”) entered into between the Master Fund and an affiliate of Colony NorthStar, an affiliate of Colony NorthStar will reimburse, on a quarterly basis, the Master Fund for expenses to seek to ensure that the Master Fund bears a reasonable level of expenses in relation to its income. Accordingly, the Distribution Support Agreement will be utilized in the event the Expense Support Agreement is terminated. Refer to Note 11, “Subsequent Events” for further details.

12

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

Notwithstanding an affiliate of Colony NorthStar’s obligations pursuant to the Expense Support Agreement and the Distribution Support Agreement, the Master Fund will not be required to pay distributions to the Master Fund shareholders, including the Trusts. Distributions funded from offering proceeds pursuant to the Distribution Support Agreement may constitute a return of capital. The Distribution Support Agreement expires at the earlier of: a) two years from the date on which either of the Trusts, or another investment company registered under the 1940 Act which has a principal investment strategy of investing substantially all of its assets in the Master Fund, first commences an offering; or b) the date upon which neither the Advisor nor its affiliate is serving as the Master Fund’s Advisor. For the six months ended June 30, 2017, there was no expense support or distribution support provided by an affiliate of Colony NorthStar.

Capital Contribution by Colony NorthStar

Prior to commencement of operations, an affiliate of Colony NorthStar contributed $2,000,100 to purchase 222,233 common shares of the Master Fund at $9.00 per share.

5.	Investment Portfolio

The following table summarizes the composition of the Master Fund’s investment portfolio at cost and fair value as of June 30, 2017:

	June 30, 2017
	Amortized Cost (1)	Fair Value	Percentage of Portfolio
CMBS	$13,770,173	$13,545,522	100%
REIT Subsidiary	100	-	-
	$13,770,273	$13,545,522	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

During the six months ended June 30, 2017, purchases of securities aggregated $13,763,445. During the six months ended June 30, 2017, there were no sales of securities.

Under ASC Topic 820, fair value is defined as the price that the Master Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. ASC Topic 820 emphasizes that valuation techniques should maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Master Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Master Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1	−	observable inputs such as quoted prices in active markets;

Level 2	−	includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and

Level 3	−	unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

13

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of June 30, 2017, the Master Fund’s investments were categorized as follows in the fair value hierarchy:

Assets:	Level 1	Level 2	Level 3	Total
CMBS	$-	$13,545,522	$-	$13,545,522
REIT Subsidiary (1)	-	-	-	-
	$-	$13,545,522	$-	$13,545,522

(1) Represents the Master Fund's investment in the REIT Subsidiary, which is classified as a Level 3 investment.

The Master Fund’s investments as of June 30, 2017 consisted primarily of CMBS. The Master Fund valued its performing investments by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service. For non-performing or distressed investments, if any, the Master Fund will value such investments by using the bid price. There were no non-performing or distressed investments as of June 30, 2017.

The Master Fund periodically benchmarks the bid and ask prices it receives from the third-party pricing service and/or dealers against the actual prices at which the Master Fund purchases and sells its investments. Based on the results of the benchmark analysis and the experience of the Master Fund’s management in purchasing and selling these investments in other investment funds managed by the sponsors, the Master Fund believes that these prices are reliable indicators of fair value. The Master Fund may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which it cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Master Fund will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Master Fund purchases and sells its investments. The Master Fund’s Valuation Committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Master Fund’s valuation process.

There were no transfers between levels during the six months ended June 30, 2017.

There were no purchases or sales of level three investments during the six months ended June 30, 2017.

6.	Distributions

The following table reflects the distributions declared by the Board for the Master Fund’s common shares during the six months ended June 30, 2017.

14

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

	Distribution
Period	Per Share(1)	Amount

For the six months ended June 30, 2017 (2)	$0.0493	$46,518

(1) Based on the weighted average shares outstanding during June 2017.

(2) On May 10, 2017, the Board declared daily distributions at an annual rate of $0.60 per common share for the period from June 1, 2017 through July 13, 2017 and at an annual rate of $0.42 per common shares from July 14, 2017 through September 30, 2017. Refer to Note 11, "Subsequent Events" for further details.

The timing and amount of any future distributions to shareholders are subject to applicable legal restrictions and the sole discretion of the Board. During the period from May 6, 2016 (commencement of operations) through December 31, 2016, distributions were neither declared nor paid.

The Master Fund expects that for a period of time, which time period may be significant, substantial portions of the Master Fund’s distributions may be funded through the reimbursement of certain expenses and additional support payments by Colony NorthStar that may be subject to repayment by the Master Fund within three years. The purpose of this arrangement is to seek to minimize the extent to which any portion of the Fund’s distributions to shareholders will be paid from offering proceeds. Any such distributions funded through support payments or waivers of advisory fees are not based on the Master Fund’s investment performance and the Master Fund’s distributions can only be sustained if the Master Fund achieves positive investment performance in future periods and/or Colony NorthStar continues to make such payments. The Master Fund’s future repayments of amounts reimbursed by Colony NorthStar will reduce the distributions that shareholders would otherwise receive in the future. There can be no assurance that the Master Fund will achieve the performance necessary to sustain its distributions or that the Master Fund will be able to pay distributions at a specific rate or at all.

7.	Income Tax Information

The components of the deferred tax asset as of June 30, 2017, for the Master Fund as a C-corporation, consist of the following:

June 30, 2017

Deferred tax asset
Net loss carryforwards	$321,175
Net unrealized loss on investments	89,860
Total deferred tax asset	411,035
Less: Valuation allowance	(411,035)
Net deferred taxes	$-

As of June 30, 2017, the Master Fund had total net operating loss carry forwards of $802,937 for federal income tax purposes available to offset future taxable income. The loss carry forwards can be carried forward 20 years and will begin to expire in 2036.

A reconciliation of the federal tax rate to the Master Fund’s effective income tax rate is as follows:

15

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

June 30, 2017

Tax at federal statutory rate	35.0%
State and local rate	5.0%
Total	40.0%
Valuation allowance	(40.0)%
Provision for taxes	0.0%

As of June 30, 2017, the cost basis of investments for Federal income tax purposes was substantially the same as the basis per U.S. GAAP. As of June 30, 2017, gross unrealized appreciation and depreciation on investments for federal income tax purposes were $5,748 and $230,399, respectively.

8.	Investment in the REIT Subsidiary

On March 31, 2016, the Master Fund invested $100 in the REIT Subsidiary to fund its initial capitalization. The REIT Subsidiary was formed on February 3, 2016 as a Maryland corporation and intends to qualify as a REIT for the taxable period ending December 31, 2018. The REIT Subsidiary, an affiliate of Colony NorthStar, intends to invest, through wholly owned special purpose vehicles, in certain direct and indirect equity investments in CRE properties and it may also invest in CRE debt and securities. As of June 30, 2017, the REIT Subsidiary is a Level 3 investment in accordance with ASC 820 and has no value.

16

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

9.	Financial Highlights

The following is a schedule of financial highlights:

	For the	For the period from
	Six Months Ended	May 6, 2016 (1)
	June 30, 2017	through
	(Unaudited)	December 31, 2016
Per share data (2):
Net asset value, beginning of period	$7.44	$9.00
Results of operations
Net investment loss (3)	(1.26)	(1.56)
Net realized and unrealized appreciation (depreciation) on investments	(0.31)	-
Net increase (decrease) in net assets resulting from operations	(1.57)	(1.56)

Shareholder distributions
Distributions	(0.05)	-
Net decrease in net assets resulting from shareholder distributions	(0.05)	-
Net asset value, end of period	$5.82	$7.44

Shares outstanding, end of period	1,895,063	222,233

Total return (4)(5)	(21.13)%	(17.30)%

Ratio/Supplemental Data:
Net assets, end of period	$11,030,727	$1,653,952

Ratio of net investment (loss) to average net assets (6)	(39.44)%	(28.38)%
Ratio of total operating expenses to average net assets (6)	42.51%	28.39%
Portfolio turnover rate (5)	0.00%	Not applicable

(1)	Commencement of operations.
(2)	Per share data may be rounded in order to compute the ending net asset value per share.
(3)	The per share data was derived by using the average number of common shares outstanding during the applicable period.
(4)	Total return is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the Master Fund at the Master Fund’s net asset value per share as of the share closing date occurring on or immediately following the distribution payment date.
(5)	Not annualized.
(6)	Annualized. Average daily net assets for the applicable period are used for this calculation.

10.	Commitments and Contingencies

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations which provide general indemnifications. The Master Fund’s maximum exposure under the arrangements cannot be known; however, the Master Fund expects any risk of loss to be remote.

17

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

11.	Subsequent Events

On July 13, 2017, the Board approved separate expense support and conditional reimbursement agreements, each dated July 13, 2017, between an affiliate of Colony NorthStar and each of the Trusts and the Master Fund (each an “Expense Support Agreement”), whereby an affiliate of Colony NorthStar agreed to reimburse the Trusts and the Master Fund for expenses. The purpose of these agreements is to seek to minimize the extent to which any portion of Trusts’ distributions or Master Fund’s distributions, as applicable, will be characterized as a return of capital for U.S. GAAP purposes and to reduce operating expenses until the Trusts are generating net income to absorb such expenses. However, such distributions may still be characterized as a return of capital for U.S. federal income tax purposes.

Pursuant to the Expense Support Agreements, an affiliate of Colony NorthStar will reimburse, on a quarterly basis, beginning with the quarter ending September 30, 2017, the Trusts and the Master Fund for expenses in an amount equal to the difference between the cumulative quarterly distributions paid to the Trust’s or the Master Fund’s Shareholders, as applicable, less the Trusts’ or the Master Fund’s Available Operating Funds during such quarter. “Available Operating Funds” means the net investment income of the Trusts or the Master Fund, as applicable, minus any reimbursement payments payable to an affiliate of Colony NorthStar pursuant to this arrangement. The affiliate of Colony NorthStar’s obligation to make an expense payment shall automatically become a liability of the affiliate of Colony NorthStar and the right to such expense payment shall be an asset of the Trusts or the Master Fund, as applicable, on each day that the Trusts’ or the Master Fund’s, as applicable, net asset value is calculated.

The Trusts and the Master Fund have a conditional obligation to reimburse an affiliate of Colony NorthStar for any amounts funded by the affiliate of Colony NorthStar under the Expense Support Agreements in any calendar quarter occurring within three years of the date on which the affiliate of Colony NorthStar funded such amounts, subject to certain conditions. If such conditions do not occur within three years of such expense payment, the affiliate of Colony NorthStar is no longer entitled to reimbursement.

On July 13, 2017, the Board approved a change in the Master Fund’s daily distribution rate per share to $0.001150685, representing an annual rate of $ $0.42, for (i) the period from July 14 to July 31, 2017, (ii) the full month of August 2017, and (iii) the full month of September 2017. On August 17, 2017, the Board declared daily distributions at an annualized rate of $0.42 per common share from October 1, 2017 through December 31, 2017.

Other than noted above, the management of the Master Fund has evaluated events and transactions through the date of financial statement issuance and has determined that there are no material events that would require adjustments to or disclosure in the Master Fund’s financial statements.

18

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

Supplemental Information (UNAUDITED)

June 30, 2017

Board Consideration and Approval of Amendments to the Advisory Agreements

At an in-person combined meeting (the "Meeting") of the Boards of Trustees (the “Board”) of the Master Fund and the Trusts held on February 23, 2017, the Board, including all of the trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Master Fund and the Trusts (the “Independent Trustees”), considered the approval of amendments to the Trust Advisory Agreement, RE Capital Fund-T's advisory agreement and the Master Fund Advisory Agreements (collectively, the "Advisory Agreements").

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor relevant to the Board’s consideration of whether to approve the amendments to the Advisory Agreements to amend the calculation of the Management Fee and Incentive Fee. In its consideration of the amendments to the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. At the Meeting, the Board, including the Independent Directors voting separately, approved the amendments to the Advisory Agreements after determining that the Advisor’s compensation, pursuant to the terms of the Advisory Agreements, would be fair and reasonable and concluded that the approval of the amendments to the Advisory Agreements would be in the best interest of the shareholders. The Board’s approval was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at the Meeting and at prior meetings of the Board, including the factors described below.

At the Meeting, independent counsel also referred to the “Gartenberg Memorandum” which had been distributed to the Board in advance, outlining the legal standards applicable to the Independent Trustees under the 1940 Act with respect to the approval of the amendments to the Advisory Agreements. In addition, the Independent Trustees met at length with independent counsel, outside the presence of the Trusts' and Master Fund's management, to discuss the materials provided by the Advisor and to consider any additional questions they had of the Advisor.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the amendments to the Advisory Agreements:

Nature, Extent and Quality of Services. The Board examined the nature, scope and quality of the services to be provided by the Advisor to the Trusts and the Master Fund, including any administrative or other services. The Board considered a presentation regarding the Master Fund’s investment strategies. The Board discussed the nature of the Advisor’s operations, the quality of the Advisor’s compliance infrastructures and reviewed and considered the qualifications and the experience of their respective fund management personnel, which has been made available pursuant to staffing agreements with affiliates of Colony NorthStar. The Board concluded that the Advisor has the ability to provide a level of service consistent with the Board’s expectations and determined that their fund management personnel is well qualified by education and/or training and experience to perform the services in an efficient and professional manner.

Performance. With respect to performance, the Board discussed the fact that the Advisor is a recently-formed company and had no data to provide with respect to other closed-end funds managed. However, the Board discussed the background and experience of the Advisor's proposed portfolio managers for the Trusts and the Advisor's investment selection and due diligence process. The Board also discussed the targeted performance of the Trusts. The Board concluded that, based on the experience of the proposed portfolio managers for the Trusts, including their extensive backgrounds in the real estate industry, the Advisor has a reasonable expectation of delivering acceptable performance to shareholders.

Fees and Expenses. The Board engaged in a lengthy discussion with the Advisor regarding the amendments to the fee arrangement for the Master Fund, including a discussion regarding both the Management Fee and the Incentive Fee. The Board noted that the Advisor was proposing to lower the management fee. The Board discussed the process by which the Advisor or its affiliates would be reimbursed for certain expenses incurred in connection with providing services to the Master Fund and the Trusts, including certain administrative services, as stipulated in the Advisory Agreements. The Board also considered comparative data with respect to advisory fees or similar expenses paid by other non-traded closed-end funds with similar investment objectives.

19

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

Supplemental Information (UNAUDITED)

June 30, 2017

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Master Fund. It was the consensus of the Board that based on the anticipated size of the Master Fund for the initial two years of the Advisory Agreements, economies of scale was not a relevant consideration at this time.

Profitability. The Board considered the anticipated profits to be realized by the Advisor in connection with the operation of the Trusts and whether the amount of profit is a fair entrepreneurial profit for the management of the Trusts. The Board noted that any projection of profits is speculative. The Board also considered the expected impact of the Agreements to Limit Reimbursements to the Advisor. It was noted that, pursuant to a separate Agreement to Limit Reimbursements to the Advisor with each of the Trusts, the Advisor contractually agreed that each Trust would only bear up to 1.0% of the organization and offering expenses, with any organization and offering expenses beyond that limitation to be absorbed by the Advisor. The Board concluded that each of the Advisor’s expected level of profitability from their respective relationships with the Trusts was not expected to be excessive in light of the advisory, administrative and other services to be provided to the Trusts.

Other Benefits. The Board also considered other benefits received by the Advisor and its affiliates as a result of their proposed relationships with the Trusts. The Board determined that they did not regard any other benefits as excessive.

Conclusion. The Board approved the amendments to the Advisory Agreements. The Board’s decision to approve the Advisory Agreements reflects the exercise of its business judgment to enter into such agreements.

Changes in and Disagreements with Accountants on Accounting and Financial Disclosure

The Master Fund has not had any changes in or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.

Form N-Q Filings

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Master Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room located at 100 F Street, NE, Washington, DC 20549. Shareholders may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling collect at (212) 547-2600, toll-free 877-940-8777, or on the SEC’s website at http://www.sec.gov. Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 877-940-8777, or on the SEC’s website at http://www.sec.gov. Shareholders may obtain a copy of the Master Fund’s proxy voting policies and procedures upon request and without charge by calling the Master Fund or on the SEC’s website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about the trustees of the Master Fund. Registration statement is available, without charge, upon request by calling the Master Fund toll free at 877-940-8777.

20

Corporate Directory BOARD OF TRUSTEES EXECUTIVE OFFICERS CORPORATE HEADQUARTERS 399 Park Avenue. 18th Floor INTERESTED TRUSTEES Daniel R. Gilbert New York. NY 10022 Daniel R. Gilbert Chairman of the Board. 212.547.2600 Chairman of the Board. Chief Executive Officer & President NorthStarSecurities.com/CREfund Chief Executive Officer & President Head of Retail Platform of Frank V. Saracino TRANSFER AGENT Colony NorthStar, Inc. Chief Financial Officer & Treasurer DST Systems. Inc. Interested Trustee 430 W 7th Street Brett S. Klein Kansas City, MO 64105 Brett S. Klein Chief Operating Officer Chief Operating Officer INDEPENDENT REGISTERED Interested Trustee Sandra M. Forman PUBLIC ACCOUNTING FIRM General Counsel, Chief Pricewaterhouse Coopers LLP INDEPENDENT TRUSTEES Dianne P. Hurley Compliance Officer & Secretary New York. NY Lead Independent Trustee LEGAL COUNSEL Clifford Chance US LLP Daniel J. Altobello Independent Trustee New York, NY CUSTODIAN Gergory A. Samay MUFG Union Bank, N A Independent Trustee 350 California Street, Suite 2018 San Francisco, CA 94104 EXCLUSIVE WHOLESALE MARKETING AGENT NorthStar Securities, LLC 5299 DTC Boulevard, Suite 900 Greenwood Village. CO 80111 DISTRIBUTOR ALPS Distributor, Inc. 1290 Broadway, #1100 Denver, CO 80203

NorthStar Real Estate Capital Income Master Fund 877.940.3777 Tel 399 Park Avenue, 18th Floor 303 648.5142 Fax New York, NY 10022 NorthStarSecurities.com/CREfund

Item 2. Code of Ethics.

Not applicable to this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report on Form N-CSR.

Item 6. Investments.

(a)	The Master Fund’s unaudited schedule of investment as of June 30, 2017 is included as part of the Semi-Annual Report included in Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to this semi-annual report on Form N-CSR.

(b)	Not applicable to this semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which the Master Fund’s shareholders may recommend nominees to the Master Fund’s board of trustees during the period covered by this semi-annual report on Form N-CSR.

Item 11. Controls and Procedures.

(a)	The Master Fund’s principal executive officer and principal financial officer have evaluated the Master Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this semi-annual report on Form N-CSR and have concluded that the Master Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Master Fund in this semi-annual report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There was no change in the Master Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this semi-annual report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Master Fund’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this semi-annual report on Form N-CSR.

(a)(2)	The certifications of the Master Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications of the Master Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthStar Real Estate Capital Income Master Fund

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
Date: August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
(Principal Executive Officer)
Date: August 17, 2017

By:	/s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: August 17, 2017